Fair value option (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Assets and Liabilities of Consolidated Investment Management Funds, at Fair Value
The following table presents the assets and liabilities of consolidated investment management funds, at fair value.

Assets and liabilities of consolidated investment management funds, at fair value
	Dec. 31,
(in millions)	2021	2020
Assets of consolidated investment management funds:
Trading assets	$443	$482
Other assets	19	5
Total assets of consolidated investment management funds	$462	$487
Liabilities of consolidated investment management funds:
Other liabilities	$3	$3
Total liabilities of consolidated investment management funds	$3	$3
The following table presents the changes in fair value of long-term debt recorded in other trading revenue, which is included in investment and other revenue in the consolidated income statement.

Change in fair value of long-term debt (a)
	Year ended Dec. 31,
(in millions)	2021	2020	2019
Investment and other revenue - other trading revenue	$—	$(13)	$(16)
(a)    The changes in fair value were approximately offset by an economic hedge included in investment and other revenue - other trading revenue.